Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventories
Schedule of inventories

Inventories

in € K

	2025	2024

Finished goods	1,251,141	1,182,034
Healthcare supplies	413,453	417,475
Raw materials and purchased components	329,299	344,311
Work in process	146,878	124,102
Inventories	2,140,771	2,067,922